Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 13,599,217	$ 13,979,139	$ 14,081,625
Post-employment benefits	659,020	634,363	744,951
Share-based payments	11,455,666	11,165,439	11,601,866
Total	$ 25,713,903	$ 25,778,941	$ 26,428,442